Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 1,690	$ 1,451
Current portion of lease liabilities	296	276
Non-current portion of lease liabilities	1,518	1,305
Total operating lease liabilities	$ 1,814	$ 1,581
Weighted average remaining lease term (years)	11 years	12 years
Weighted average discount rate	3.21%	4.13%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities